Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	ELLOMAY CAPITAL LTD.
Trading Symbol	ELLO
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	12,852,585
Amendment Flag	false
Entity Central Index Key	0000946394
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35284
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	18 Rothschild Boulevard
Entity Address, Address Line Two	1st floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688121
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, par value NIS 10.00 per share
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	true
Document Financial Statement Restatement Recovery Analysis [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Tel Aviv, Israel
Business Contact
Document Information Line Items
Entity Address, Address Line One	18 Rothschild Boulevard
Entity Address, Address Line Two	1st floor
Entity Address, City or Town	Tel Aviv
Entity Address, Postal Zip Code	6688121
Entity Address, Country	IL
Contact Personnel Name	Kalia Rubenbach
City Area Code	972
Local Phone Number	3-797-1111
Contact Personnel Fax Number	972-77-344-6856